Income Taxes (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current tax provision
U.S. federal					$ 0	$ 0	$ 0
Canadian					0	0	0
Other foreign					0	6,400	36,000
State					800	800	800
Deferred tax provision
U.S. federal					(1,447,100)	(1,265,700)	(1,032,200)
Canadian					(199,100)	(303,300)	(209,300)
Other foreign					(5,200)	0	0
State					(468,300)	(399,000)	(328,700)
Change in valuation allowance on deferred tax assets					2,119,700	1,968,000	1,570,200
Income tax expense	$ 0	$ 0	$ 800	$ 800	$ 800	$ 7,200	$ 36,800